Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 21, 2020	Aug. 07, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 21, 2021	Sep. 30, 2020
Related party transaction expense		$ 25,000			$ 10,000
Related party transaction, expenses from transactions with administrative services				$ 10,000
Percentage of founder shares on outstanding shares		20.00%
Common stock shares resale or transfer share price threshold				$ 12.00	$ 12.00
Class of warrants redemption exercise price			$ 11.50	$ 11.50	$ 11.50
Advances from related party agreed amount		$ 300,000
Due to related parties current			$ 119,000	$ 119,000	$ 119,000
Expense Reimbursement Agreement [Member]
Due to related parties current				119,000
Administrative Support Agreement [Member]
Related party transaction expense			30,000	35,000	90,000
Accrued expenses—related party			125,000	$ 35,000	$ 125,000
Private Placement [Member]
Warrants issued				4,666,667	4,666,667
Warrants prices				$ 1.50	$ 1.50
Proceeds from issuance of private placement warrants				$ 7,000,000.0	$ 7,000,000.0
Working capital loans eligible for conversion into warrants			$ 1,500,000	$ 1,500,000	$ 1,500,000
Warrant conversion price				$ 1.50	$ 1.50
Over-Allotment Option [Member]
Founder shares subject to forfeited over-allotment	218,750
Options exercised to purchase number of units	2,500,000
Warrants issued				6,250,000
Common Class A [Member]
Common stock, shares outstanding				25,000,000
Common stock par value			$ 0.0001	$ 0.0001	0.0001		$ 0.0001
Class of warrants redemption exercise price	$ 11.50		$ 11.50	$ 11.50	$ 11.50	$ 11.50	11.50
Common Class B [Member]
Common stock, shares outstanding		6,468,750	6,250,000	6,250,000	6,250,000
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Maximum [Member]
Founder shares subject to redemption		843,750